Simplify Volatility Premium ETF
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 126.6%
U.S. Treasury Bill, 3.68%, 4/7/2026 (a) ......................................... $ 6,000,000 $ 5,996,395
U.S. Treasury Bill, 3.59%, 4/9/2026 (a) ......................................... 26,000,000 25,979,148
U.S. Treasury Bill, 3.64%, 4/21/2026 (a) ........................................ 165,000,000 164,667,662
U.S. Treasury Bill, 3.67%, 5/14/2026 (a) ........................................ 11,000,000 10,952,281
U.S. Treasury Bill, 3.68%, 6/23/2026 (a) ........................................ 25,000,000 24,793,941
U.S. Treasury Bill, 3.67%, 6/25/2026 (a)(b) ...................................... 480,000,000 475,938,888
U.S. Treasury Bill, 3.67%, 6/30/2026 (a) ........................................ 24,000,000 23,784,438
U.S. Treasury Bill, 3.69%, 7/14/2026 (a) ........................................ 5,000,000 4,948,144
Total U.S. Treasury Bills (Cost $737,061,724) ........................................ 737,060,897
Shares
U.S. Exchange-Traded Funds – 48.1%
Alternative Funds – 7.9%
Simplify Multi-QIS Alternative ETF(c) ........................................... 3,777,620 45,792,310
Equity Funds – 17.0%
Simplify Next Intangible Core Index ETF(c) ...................................... 822,303 24,416,890
Simplify Piper Sandler US Small-Cap PLUS Income ETF(c) ......................... 91,464 2,612,596
Simplify US Equity PLUS Upside Convexity ETF(c) ................................ 1,634,812 72,225,994
99,255,480
Fixed Income Funds – 23.2%
Simplify Aggregate Bond ETF(c) ............................................... 2,109,127 42,920,734
Simplify National Muni Bond ETF(c) ............................................ 1,553,376 37,530,496
Simplify Target 15 Distribution ETF(c) .......................................... 624,406 14,711,005
Simplify Treasury Option Income ETF(c) ........................................ 1,700,000 39,958,500
135,120,735
Total U.S. Exchange-Traded Funds (Cost $318,458,683) ............................... 280,168,525
Number of
Contracts Notional Amount
Purchased Options – 1.1%
Calls – Exchange-Traded – 1.1%
CBOE Volatility Index, May Strike Price $60, Expires 5/19/26 ............. 2,000 12,000,000 136,000
CBOE Volatility Index, May Strike Price $70, Expires 5/19/26 ............. 22,700 158,900,000 1,089,600
S&P 500 Index, April Strike Price $6,550, Expires 4/17/26 ............... 449 294,095,000 5,078,190
6,303,790
Puts – Exchange-Traded – 0.0%†
S&P 500 Index, April Strike Price $5,600, Expires 4/01/26 ............... 200 112,000,000 600
S&P 500 Index, April Strike Price $6,155, Expires 4/01/26 ............... 525 323,137,500 2,625
S&P 500 Index, April Strike Price $5,600, Expires 4/02/26 ............... 200 112,000,000 1,000
S&P 500 Index, April Strike Price $6,350, Expires 4/02/26 ............... 450 285,750,000 51,750
S&P 500 Index, April Strike Price $5,600, Expires 4/06/26 ............... 200 112,000,000 2,500
S&P 500 Index, April Strike Price $5,600, Expires 4/07/26 ............... 200 112,000,000 9,500
67,975
Total Purchased Options (Cost $9,646,374) ............................................ 6,371,765

Simplify Volatility Premium ETF
Consolidated Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)
2
Shares Value
Money Market Fund – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.54%(d)
(Cost $361,082) .......................................................... 361,082 $ 361,082
Total Investments – 175.9%
(Cost $1,065,527,863) ........................................................... $ 1,023,962,269
Liabilities in Excess of Other Assets – (75.9)% ......................................... (441,863,822)
Net Assets – 100.0% ............................................................. $ 582,098,447
Number of
Contracts Notional Amount
Written Options – (0.7)%
Puts – Exchange-Traded – (0.7)%
CBOE Volatility Index, May Strike Price $20, Expires 5/19/26 ............. (35,000) $ (70,000,000) $ (3,797,500)
U.S. Long Bond, May Strike Price $106, Expires 5/22/26 ................ (800) (84,800,000) (200,000)
(3,997,500)
Total Written Options (Premiums Received $5,673,986) .................................. $ (3,997,500)
† Less than 0.05%
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Security, or a portion thereof, in the amount of $475,934,400 has been pledged as collateral for reverse repurchase agreements as of March 31, 2026.
(c) Affiliated fund managed by Simplify Asset Management Inc.
(d) Rate shown reflects the 7-day yield as of March 31, 2026.
At March 31, 2026, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Short position contracts:
CBOE VIX Future ............................ (2,313) $ (57,876,811) 4/15/26 $ (8,705,391)
CBOE VIX future ............................. (2,445) (59,687,340) 5/19/26 1,829,484
S&P 500 E-Mini Future ........................ (615) (202,050,563) 6/18/26 1,746,650
Total net unrealized depreciation $ (5,129,257)

Simplify Volatility Premium ETF
Consolidated Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)
3
Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning of
the period
Purchases
Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Net Change
in Unrealized
Appreciation/
Depreciation
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Capital
Gain
Distributions
Simplify
Aggregate
Bond ETF $ 107,188,763 $ 5,188,775 $ (69,066,110) $ (4,133,900) $ 3,743,206 $ 42,920,734 2,109,127 $ 3,940,615 $ —
Simplify Barrier
Income ETF 28,842,000 — (28,767,644) 1,180,914 (1,255,270) — — 524,493 —
Simplify
Intermediate
Term
Treasury
Futures
Strategy ETF 39,352,785 — (38,850,040) (2,629,954) 2,127,209 — — 126,809 —
Simplify Multi-QIS
Alternative
ETF 86,368,364 39,752,435 (45,162,108) (10,021,008) (25,145,373) 45,792,310 3,777,620 462,762 —
Simplify National
Muni Bond
ETF 67,824,759 — (28,033,328) (1,270,633) (990,302) 37,530,496 1,553,376 1,537,842 —
Simplify Next
Intangible
Core Index
ETF 686,375 24,696,533 — — (966,018) 24,416,890 822,303 117,482 —
Simplify Piper
Sandler
US Small-
Cap PLUS
Income ETF 2,530,809 — — — 81,787 2,612,596 91,464 40,629 —
Simplify Target 15
Distribution
ETF 26,630,000 — (9,998,962) 606,483 (2,526,516) 14,711,005 624,406 2,916,076 —
Simplify Treasury
Option
Income ETF — 40,443,340 — — (484,840) 39,958,500 1,700,000 731,000 —
Simplify US Equity
PLUS Upside
Convexity
ETF 85,560,543 — (12,646,339) 816,397 (1,504,607) 72,225,994 1,634,812 3,462,958 —
$ 444,984,398 $ 110,081,083 $ (232,524,531) $ (15,451,701) $ (26,920,724) $ 280,168,525 12,313,108 $ 13,860,666 $ —
At March 31, 2026, open reverse repurchase agreements were as follows:
Counterparty Interest Rate Trade Date Maturity Date Face Amount
Payable for
Reverse
Repurchase
Agreements
Morgan Stanley Capital Services LLC 3.90% 3/31/2026 4/2/2026 $ 466,355,964 $ 466,355,964
$ 466,355,964 $ 466,355,964